Variable Interest Entities	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
4. Variable Interest Entities

Our investment funds meet the definition of a VIE, and in certain cases these investment funds are consolidated in our financial statements because we meet the criteria of the primary beneficiary.

Consolidated VIEs—We consolidate AAA Investments (Co-Invest VI), L.P. (CoInvest VI), AAA Investments (Co-Invest VII), L.P. (CoInvest VII), AAA Investments (Other). L.P. (CoInvest Other), London Prime Apartments Guernsey Holdings Limited (London Prime) and NCL Athene, LLC (NCL LLC), which are investment funds. We are the only limited partner in these investment funds and receive all of the economic benefits and losses, other than management fees and carried interest, as applicable, paid to the general partner in each entity, which are related parties. We do not have any voting rights as limited partner and do not solely satisfy the power criteria to direct the activities that significantly impact the economics of the VIE. However, the criteria for the primary beneficiary are satisfied by our related party group and because substantially all of the activities are conducted on our behalf, we consolidate the investment funds.

No arrangement exists requiring us to provide additional funding in excess of our committed capital investment, liquidity, or the funding of losses or an increase to our loss exposure in excess of our investment in the VIEs. We elected the fair value option for certain fixed maturity and equity securities and investment funds, which are reported in the consolidated variable interest entity sections on the consolidated balance sheets.

CoInvest VI, CoInvest VII and CoInvest Other were formed to make investments, including co-investments alongside private equity funds sponsored by Apollo. We received our interests in CoInvest VI, CoInvest VII and CoInvest Other as part of a contribution agreement in 2012 with AAA Guarantor – Athene, L.P. and its subsidiary, Apollo Life Re Ltd., in order to provide a capital base to support future acquisitions. London Prime was formed for the purpose of investing in Prime London Ventures Limited, a Guernsey limited company, which purchases rental residential assets across prime central London.

During the year ended December 31, 2014, we consolidated MidCap Financial Holdings LLC (MidCap Financial) through our investment in CoInvest VII. MidCap Financial was determined to be a VIE and CoInvest VII was the primary beneficiary. In January 2015, CoInvest VII contributed MidCap Financial to a newly formed entity, MidCap FinCo Limited (MidCap) in exchange for subordinated notes issued by MidCap and shares in MidCap's parent company. As a result of this restructuring, CoInvest VII owns the MidCap Financial investment indirectly through MidCap. The significant investment by new, unrelated investors and a qualitative assessment of the impact of the restructuring resulted in a determination that CoInvest VII is not the primary beneficiary of MidCap. Therefore, since the completion of the restructuring, CoInvest VII has accounted for MidCap as an equity method investment, and thereafter, MidCap Financial has not been consolidated in our financial statements.

During 2016, we purchased a pool of loans sourced by MidCap and contemporaneously sold subordinated participation interests in the loans to a subsidiary of MidCap. As of December 31, 2016, the $14 million due to MidCap under the subordinated participation agreement is reflected as a secured borrowing in other liabilities on the consolidated balance sheets.

During the third quarter of 2016, CoInvest VI contributed its largest investment, Norwegian Cruise Line Holdings Ltd. (NCLH) shares, to a newly formed entity, NCL LLC, in exchange for 100% of the membership interests in this entity. Subsequent to this contribution, CoInvest VI distributed its Class A membership interests in NCL LLC to us and the Class B membership interests in NCL LLC to the general partner of CoInvest VI. NCL LLC is subject to the same management fees, selling restrictions and carried interest calculation as CoInvest VI. NCL LLC classifies its NCLH shares as AFS equity securities. We are the primary beneficiary and consolidate NCL LLC, as substantially all of its activities are conducted on our behalf.

We previously consolidated the 2012 CMBS-I Fund L.P., a Delaware limited partnership, and 2012 CMBS-II Fund L.P., a Delaware limited partnership (collectively, CMBS Funds). The CMBS Funds were originally formed with the objective of generating high risk-adjusted investment returns by investing primarily in a portfolio of eligible CMBS and using leverage through repurchase agreements treated as collateralized financing. During the third quarter of 2016, the CMBS Funds each sold investments to fully settle the borrowings under their respective repurchase agreements of $500 million. The remaining investments of $167 million were distributed directly to us. During the fourth quarter of 2016, the CMBS Funds were fully dissolved.

Borrowings – As of December 31, 2015, the CMBS Funds had borrowings outstanding under repurchase agreements with UBS totaling $500 million at a weighted average interest rate of 3.2%.

Trading securities – including related party – Trading securities represents investments in fixed maturity and equity securities with changes in fair value recognized in investment related gains (losses) within revenues of consolidated variable interest entities on the consolidated statements of income. For the years ended December 31, 2016, 2015 and 2014, investment related gains (losses) included losses of $78 million, $33 million and $74 million, respectively, resulting from the change in unrealized gains and losses underlying trading securities we still held as of the respective period end date. Trading securities held by CoInvest VI, CoInvest VII and CoInvest Other are considered related party investments because Apollo affiliates exercise significant influence over the operations of these investees.

Investment funds – including related party – Investment funds include non-fixed income, alternative investments in the form of limited partnerships or similar legal structures that meet the definition of VIEs; however, our consolidated VIEs are not considered the primary beneficiary of these investment funds. Changes in fair value of these investment funds are included in investment related gains (losses) within revenues of consolidated variable interest entities on the consolidated statements of income. Investment funds held by CoInvest VII and CoInvest Other are considered related party investments as they are sponsored or managed by Apollo affiliates.

Fair Value – See Note 5 – Fair Value for a description of the levels of our fair value hierarchy and our process for determining the level we assign our assets and liabilities carried at fair value.

The following represents the hierarchy for assets and liabilities of our consolidated VIEs measured at fair value on a recurring basis:

	December 31, 2016
(In millions)	Total	Level 1	Level 2	Level 3
Assets of consolidated variable interest entities
Investments
AFS securities
Equity securities	$161	$161	$—	$—
Trading securities
Fixed maturity securities	50	—	—	50
Equity securities	117	74	—	43
Investment funds	562	—	—	562
Cash and cash equivalents	14	14	—	—
Total assets of consolidated VIEs measured at fair value	$904	$249	$—	$655

	December 31, 2015
(In millions)	Total	Level 1	Level 2	Level 3
Assets of consolidated variable interest entities
Investments
Trading securities
Fixed maturity securities	$722	$—	$669	$53
Equity securities	309	271	—	38
Investment funds	516	—	—	516
Cash and cash equivalents	6	6	—	—
Total assets of consolidated VIEs measured at fair value	$1,553	$277	$669	$607

Fair Value Valuation Methods—Refer to Note 5 – Fair Value for the valuation methods used to determine the fair value of trading securities, investment funds, and cash and cash equivalents.

Level 3 Financial Instruments – The following is a reconciliation for all VIE Level 3 assets and liabilities measured at fair value on a recurring basis:

	Year ended December 31, 2016
(In millions)	Beginning Balance	Total realized and unrealized gains (losses) included in income	Purchases/Borrowings	Sales/Repayments	Transfers in (out)[2]	Other	Ending Balance	Total gains (losses) included in earnings[1]
Assets of consolidated variable interest entities
Trading securities
Fixed maturity securities	$53	$(1)	$—	$(2)	$—	$—	$50	$(1)
Equity securities	38	3	2	—	—	—	43	3
Investment funds	516	49	17	(20)	—	—	562	49
Total Level 3 assets of consolidated VIEs	$607	$51	$19	$(22)	$—	$—	$655	$51

[1] Related to instruments held at end of period.
[2] See discussion of transfer out of Level 3 in the description of significant unobservable inputs below.

	Year ended December 31, 2015
(In millions)	Beginning Balance	Total realized and unrealized gains (losses) included in income	Purchases/Borrowings	Sales/Repayments	Transfers in (out)	Other[2]	Ending Balance	Total gains (losses) included in earnings[1]
Assets of consolidated variable interest entities
Trading securities
Fixed maturity securities	$57	$(6)	$2	$—	$—	$—	$53	$(6)
Equity securities	62	(15)	—	—	—	(9)	38	(15)
Investment funds	40	3	15	(15)	—	473	516	(7)
Loans held for investment	2,071	—	—	—	—	(2,071)	—	—
Total Level 3 assets of consolidated VIEs	$2,230	$(18)	$17	$(15)	$—	$(1,607)	$607	$(28)
Liabilities of consolidated variable interest entities
Borrowings	$(1,517)	$—	$—	$—	$—	$1,517	$—	$—
Total Level 3 liabilities of consolidated VIEs	$(1,517)	$—	$—	$—	$—	$1,517	$—	$—

[1] Related to instruments held at end of period.
[2] Other activity primarily relates to the deconsolidation of MidCap Financial and its restructuring into MidCap.

There were no transfers between Level 1 or Level 2 during the years ended December 31, 2016 and 2015.

Significant Unobservable Inputs – For certain Level 3 trading securities and investment funds, the valuations have significant unobservable inputs for comparable multiples and weighed average cost of capital rates applied in the valuation models. These inputs in isolation can cause significant increases or decreases in fair value. Specifically, the comparable multiples are multiplied by the underlying investment's earnings before interest, tax, depreciation and amortization to establish the total enterprise value of the underlying investments. We use a comparable multiple consistent with the implied trading multiple of public industry peers.

For other Level 3 trading securities, loans held for investment and borrowings, valuations are performed using a discounted cash flow model. For a discounted cash flow model, the significant input is the discount rate applied to present value the projected cash flows. An increase in the discount rate can significantly lower the fair value; a decrease in the discount rate can significantly increase the fair value. The discount rate is determined by considering the weighted average cost of capital calculation of companies in similar industries with comparable debt to equity ratios.

We applied a discount to the values reported by the investment funds for certain Level 3 trading securities and investment funds held within consolidated VIEs related to the lack of marketability of the underlying investment as of December 31, 2015. The weighted average of the discount rates applied to each individual investment was 34% as of December 31, 2015. Due to changing market conditions and the timing of liquidity events, we determined the liquidity discounts related to marketability assumptions used in the valuation of certain investments reported by the consolidated VIEs were no longer required.

Fair Value Option – The following represents the gains (losses) recorded for instruments within the consolidated VIEs for which we have elected the fair value option:

	Years ended December 31,
(In millions)	2016	2015	2014
Trading securities
Fixed maturity securities	$(1)	$(5)	$(2)
Equity securities	(78)	(4)	27
Investment funds	49	12	20
Loans held for investment	—	—	4
Total gains (losses)	$(30)	$3	$49

For fair value option loans held for investment, we record interest income in net investment income within revenues of consolidated variable interest entities on the consolidated statements of income. Gains or losses from initial measurement and subsequent changes in fair value are recorded in investment related gains (losses) within revenues of consolidated variable interest entities on the consolidated statements of income.

Fair Value of Financial Instruments Not Held at Fair Value – Assets of consolidated variable interest entities includes $11 million and $18 million of investment funds accounted for under the equity method and, therefore, not carried at fair value as of December 31, 2016 and 2015, respectively; however, the carrying amount approximates fair value. Liabilities of consolidated variable interest entities included $500 million of borrowings held at cost as of December 31, 2015 and the unpaid principal balance of borrowings approximated fair value.

Commitments and Contingencies – Included in assets of CoInvest VI are equity investments in publicly traded shares of Caesars Entertainment Corporation (CEC) and Caesars Acquisition Company (CAC). We received the CEC and CAC shares as part of a contribution agreement in 2012 with AAA Guarantor - Athene, L.P. and its subsidiary, Apollo Life Re Ltd., in order to provide a capital base to support future acquisitions. There are pending claims against CEC, CAC and/or others, related to certain guaranties issued for debt of Caesars Entertainment Operating Company, Inc. (CEOC) and/or certain transactions involving CEOC and certain of its subsidiaries (collectively, Debtors), CEC, CAC and others. CEC and the Debtors announced on or about September 26, 2016, that CEC and CEOC had received confirmations from representatives of CEOC's major creditor groups of those groups’ support for a term sheet that describes the key economic terms of a proposed consensual chapter 11 plan for the Debtors. The plan, containing such terms and further including such other terms respecting, among other things, the merger of CAC into CEC, that CoInvest VI and others will not retain their pre-merger CEC shares, that CoInvest VI and others will retain the value of their CAC shares when receiving shares in the merged CEC, and that CoInvest VI and others will receive releases to the fullest extent permitted by law, was confirmed by the Bankruptcy Court by order dated January 17, 2017. Conditions precedent to the effective date of the plan include regulatory approvals from the various gaming regulators, CEC and CAC shareholders approval of the proposed merger, and securing required financings. As a result, CoInvest VI has recorded a liability of $27 million for the entire carrying value of the CEC shares. As of December 31, 2016, CoInvest VI's investment in CAC is carried at its fair value of $45 million.

Non-Consolidated VIEs—We invest in other entities meeting the definition of a VIE. We do not consolidate these investments because we do not meet the criteria of primary beneficiary as described below.

Fixed Maturity Securities – We invest in securitization entities as a debt holder or an investor in the residual interest of the securitization vehicle, which are included in fixed maturity securities on the consolidated balance sheets. These entities are deemed VIEs due to insufficient equity within the structure and lack of control by the equity investors over the activities that significantly impact the economics of the entity. In general, we are a debt investor within these entities and, as such, hold a variable interest; however, due to the debt holders' lack of ability to control the decisions within the trust that significantly impact the entity, and the fact the debt holders are protected from losses due to the subordination by the equity tranche, the debt holders are not deemed the primary beneficiary. Securitization vehicles in which we hold the residual tranche are not consolidated because we do not unilaterally have substantive rights to remove the general partner, or when assessing related party interests, we are not under common control, as defined by GAAP, with the related party, nor are substantially all of the activities conducted on our behalf; therefore, we are not deemed the primary beneficiary. Debt investments and investments in the residual tranche of securitization entities are considered debt instruments and are held at fair value on the balance sheet and classified as AFS or trading.

Investment funds – Investment funds include non-fixed income, alternative investments in the form of limited partnerships or similar legal structures that meet the definition of VIEs.

A portion of these investment funds are sponsored and managed by unrelated parties in which we, as limited partner, do not have the power to direct the activities that most significantly impact the economic performance of the fund, nor do we unilaterally have substantive rights to remove the general partner or dissolve the entity without cause. As a result, we do not meet the power criterion to be considered the primary beneficiary and do not consolidate these VIEs in our financial statements.

We also have equity interests in investment funds where the general partner or investment manager is a related party. We have determined we are not under common control, as defined by GAAP, with the related party, nor are we deemed to be the primary beneficiary. As a result, investments in these VIEs are not consolidated.

We account for non-consolidated investment funds where we are able to exercise significant influence over the entity under the equity method or by electing the fair value option. For non-consolidated investment funds where we are not able to exercise significant influence, we elect the fair value option. NAV is used as a practical expedient for fair value when the fair value option is elected. Our investments in investment funds are generally passive in nature as we do not take an active role in the investment fund's management.

Our risk of loss associated with our non-consolidated VIEs is limited and depends on the investment as follows: (1) investment funds accounted for under the equity method are limited to our initial investment plus unfunded commitments; (2) investment funds under the fair value option are limited to the fair value plus unfunded commitments; (3) AFS securities and other investments are limited to cost or amortized cost; and (4) trading securities are limited to carrying value.

The following summarizes the carrying value and maximum loss exposure of these non-consolidated VIEs:

	December 31,
	2016		2015
(In millions)	Carrying Value	Maximum Loss Exposure	Carrying Value	Maximum Loss Exposure
Investment funds	$689	$1,026	$733	$878
Investment in related parties – investment funds	1,198	1,485	997	1,454
Assets of consolidated variable interest entities – investment funds	573	593	534	558
Investment in fixed maturity securities	19,171	19,090	17,673	18,129
Investment in related parties – fixed maturity securities	530	536	525	549
Total non-consolidated VIEs	$22,161	$22,730	$20,462	$21,568

The following summarizes our investment funds, including related party investment funds and investment funds owned by consolidated VIEs:

	December 31,
	2016					2015
(In millions, except for percentages and years)	Carrying value	Percent of total	Life of underlying funds in years			Carrying value	Percent of total	Life of underlying funds in years
Investment funds
Private equity	$268	38.9%	0	–	7	$263	35.9%	0	–	7
Mortgage and real estate	118	17.2%	0	–	4	101	13.8%	0	–	7
Natural resources	5	0.7%	1	–	2	6	0.8%	0	–	1
Hedge funds	72	10.4%	0	–	3	86	11.7%	0	–	4
Credit funds	226	32.8%	0	–	5	277	37.8%	0	–	5
Total investment funds	689	100.0%				733	100.0%
Investment funds – related parties
Private equity – A-A Mortgage[1]	343	28.6%	3	–	3	225	22.6%	6	–	7
Private equity – other	131	11.0%	0	–	10	36	3.6%	6	–	7
Mortgage and real estate	247	20.6%	1	–	4	234	23.5%	0	–	7
Natural resources	49	4.1%	5	–	5	46	4.6%	3	–	7
Hedge funds	192	16.0%	9	–	9	256	25.6%	0	–	1
Credit funds	236	19.7%	2	–	3	200	20.1%	3	–	10
Total investment funds – related parties	1,198	100.0%				997	100.0%
Investment funds owned by consolidated VIEs
Private equity – MidCap[2]	524	91.4%	N/A			482	90.3%	N/A
Credit funds	38	6.7%	0	–	3	34	6.3%	0	–	4
Mortgage and real assets	11	1.9%	2	–	3	18	3.4%	3	–	4
Total investment funds owned by consolidated VIEs	573	100.0%				534	100.0%
Total investment funds including related parties and funds owned by consolidated VIEs	$2,460					$2,264

1 A-A Mortgage Opportunities, LP (A-A Mortgage) is a platform to originate residential mortgage loans and mortgage servicing rights.
[2] Our total investment in MidCap, including amounts advanced under credit facilities, totaled $761 million and $782 million as of December 31, 2016 and 2015, respectively, which is greater than 10% of total AHL shareholders' equity at the respective period end dates.

Summarized Ownership of Investment Funds—The following is the aggregated summarized financial information of equity method investees, including those where we elected the fair value option, and may be presented on a lag due to the availability of financial information from the investee:

	December 31,
(In millions)	2016	2015
Assets	$40,120	$52,637
Liabilities	5,886	7,167
Equity	34,234	45,470

	Years ended December 31,
(In millions)	2016	2015	2014
Net income	$1,686	$5,966	$8,418

The following table presents the carrying value by ownership percentage of equity method investment funds, including related party investment funds and investment funds owned by consolidated VIEs:

	December 31,
(In millions)	2016	2015
Ownership Percentage
100%	$27	$49
50% – 99%	478	322
Greater than 3% – 49%	1,294	1,225
Equity method investment funds	$1,799	$1,596

The following table presents the carrying value by ownership percentage of investment funds where we elected the fair value option, including related party investment funds and investment funds owned by consolidated VIEs:

	December 31,
(In millions)	2016	2015
Ownership Percentage
Greater than 3% – 49%	$562	$516
3% or less	99	152
Fair value option investment funds	$661	$668